Shareholders' Equity (Details Textual) - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended									9 Months Ended		12 Months Ended
		Dec. 28, 2016	May 10, 2016	Dec. 31, 2015	Jun. 12, 2019	Jun. 06, 2019	Jun. 05, 2019	Apr. 30, 2019	Mar. 27, 2019	Feb. 28, 2019	Nov. 30, 2018	May 31, 2018	Mar. 06, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017
Shareholders' Equity (Textual)
Reverse share split, description									The Company's shareholders approved (i) a reverse share split within a range of 1:8 to 1:32, to be effective at the ratio and on a date to be determined by the Board of Directors, and (ii) amendments to the Company's Articles of Association authorizing an increase in the Company's authorized share capital (and corresponding authorized number of ordinary shares, proportionally adjusting such number for the reverse share split) by up to NIS 17.5 million. Following the shareholder approval, an authorized committee of the Board of Directors of the Company approved a one-for-twenty-five reverse share split of the Company's ordinary shares, and the Company filed the Third Amended and Restated Articles of Association of the Company with the Registrar of Companies of the State of Israel to effect the reverse share split and to increase the Company's authorized share capital after the effect of the reverse share split. The reverse share split became effective on April 1, 2019. Additionally, effective at the same time, the total number of ordinary shares the Company is authorized to issue changed from 250,000,000 shares to 60,000,000 shares, the par value per share of the ordinary shares changed to NIS 0.25 and the authorized share capital of the Company changed from NIS 2,500,000 to NIS 15,000,000. All share and per share data included in these condensed consolidated financial statements, for periods before the three months ended September 30, 2019, give retroactive effect to the reverse stock split.					The Company’s shareholders approved (i) a reverse share split within a range of 1:8 to 1:32, to be effective at the ratio and on a date to be determined by the Board of Directors, and (ii) amendments to the Company’s Articles of Association authorizing an increase in the Company’s authorized share capital (and corresponding authorized number of ordinary shares, proportionally adjusting such number for the reverse share split) by up to NIS 17.5 million. Following the shareholder approval, an authorized committee of the Board of Directors of the Company approved a one-for-twenty-five reverse share split of the Company’s ordinary shares, and the Company filed the Third Amended and Restated Articles of Association of the Company with the Registrar of Companies of the State of Israel to effect the reverse share split and to increase the Company’s authorized share capital after the effect of the reverse share split. The reverse share split became effective on April 1, 2019. Additionally, effective at the same time, the total number of ordinary shares the Company is authorized to issue changed from 250,000,000 shares to 60,000,000 shares, the par value per share of the ordinary shares changed to NIS 0.25 and the authorized share capital of the Company changed from NIS 2,500,000 to NIS 15,000,000. All share and per share data included in these condensed consolidated financial statements give retroactive effect to the reverse stock split for all periods presented.
Issuance of ordinary shares in an ATM offering of ordinary shares, net of issuance expenses															$ 1,115		$ 4,099
Options granted (in shares)														12,425
Shares reserved for future issuance (in shares)																1,535,634			1,301,521
Expected term of shares														6 years 1 month 9 days	6 years 1 month 9 days	6 years 1 month 9 days
Sale of stock price per share			$ 0.08
Warrant exercised														$ 1,651,537
Description of underwriting agreement											The Company entered into an underwriting agreement with H.C. Wainwright & Co., LLC ("H.C. Wainwright"), in connection with the Company's follow-on public offering of 496,040 units, each consisting of one ordinary share and one common warrant to purchase one ordinary share with an exercise price of $7.5 per warrant. Each unit was sold to the public at a price of $7.50 per unit. On November 18, 2018, H.C. Wainwright exercised in full its option to purchase 231,964 ordinary shares for $7.25 per share and/or common warrants to purchase up to an additional 231,964 ordinary shares for $0.25 per warrant.
Description of underwriters warrants to purchase											The company issued and sold 1,050,372 pre-funded units at a price to the public of $7.25 per unit. Each unit containing one pre-funded warrant with an exercise price of $0.25 per share and one warrant to purchase one ordinary share with an exercise price of $7.50 per warrant. The total gross proceeds received from the November 2018 follow-on public offering, before deducting commissions, discounts and expenses, were $13.1 million (including proceeds from the exercise of 90,691 pre-funded warrants at the closing of the offering). As of December 31, 2018, additional pre-funded warrants to purchase an aggregate 562,466 ordinary shares had been exercised, for additional proceeds of $140,617. During the three months ended March 31, 2019 additional pre-funded warrants and warrants to purchase an aggregate 119,881 ordinary shares had been exercised, for additional proceeds of $107,303. As compensation for their role in the offering, the Company also issued to the Underwriters warrants to purchase up to 106,680 ordinary shares, which became immediately exercisable starting on November 20, 2018 until November 15, 2023 at $9.375 per share.
Additional Paid-in Capital [Member]
Shareholders' Equity (Textual)
Issuance of ordinary shares in an ATM offering of ordinary shares, net of issuance expenses																	$ 4,097
Common Stock [Member]
Shareholders' Equity (Textual)
Issuance of ordinary shares (in shares)																	27,682
Issuance of ordinary shares in an ATM offering of ordinary shares, net of issuance expenses																	$ 2
Warrants To Purchase Ordinary Shares Issued On December Thirty Thousand Fifteen [Member]
Shareholders' Equity (Textual)
Exercise price per share	[1],[2]															$ 7.50
Securities Purchase Agreements [Member]
Shareholders' Equity (Textual)
Exercise price per share					$ 6.00			$ 5.14
Number of warrants issued					416,667			408,457
Warrants exercisable, description					Exercisable from June 12, 2019 until December 12, 2024.	Exercisable from June 5, 2019 or June 6, 2019 until June 5, 2024 or June 6, 2024.	Exercisable from June 5, 2019 or June 6, 2019 until June 5, 2024 or June 6, 2024.	Exercisable from April 5, 2019 until October 7, 2024.
Issuance of ordinary shares, shares					833,334	1,464,665	1,464,665	816,914
Exercise price ordinary shares					$ 6.00	$ 7.50	$ 7.50	$ 5.2025
Securities Purchase Agreements [Member] | NIS [Member]
Shareholders' Equity (Textual)
Exercise price ordinary shares					$ 0.25
Securities Purchase Agreements [Member] | Additional Warrant to Purchase [Member]
Shareholders' Equity (Textual)
Warrants exercisable, description					Exercisable from June 12, 2019 until June 10, 2024.	Exercisable from June 5, 2019 until June 5, 2024.	Exercisable from June 5, 2019 until June 5, 2024.	Exercisable from April 5, 2019 until April 3, 2024.
Issuance of ordinary shares, shares					50,000	87,880	87,880	49,015
Exercise price ordinary shares					$ 7.50	$ 9.375	$ 9.375	$ 6.503125
Kreos Capital V [Member]
Shareholders' Equity (Textual)
Warrants grant date																		Dec. 31, 2015
Warrants exercisable, description																		Currently exercisable (in whole or in part) until the earlier of (i) December 30, 2025 or (ii) immediately prior to the consummation of a merger, consolidation, or reorganization of us with or into, or the sale or license of all or substantially all the assets or shares of us to, any other entity or person, other than a wholly-owned subsidiary of us, excluding any transaction in which our shareholders prior to the transaction will hold more than 50% of the voting and economic rights of the surviving entity after the transaction.
Restricted Stock Units (RSUs) [Member]
Shareholders' Equity (Textual)
Weighted average grant date fair value, restricted stock units (in USD per share)														$ 4.69	$ 27.25	$ 9.28
Weighted average grant date fair value, options (in USD per share)														$ 2.98	$ 15.25
Total intrinsic value of options exercised																$ 340,367
Employee Stock Option And Restricted Stock Units Rsu [Member]
Shareholders' Equity (Textual)
RSUs granted (in shares)														87,436
Options granted (in shares)																26,497
Employee Stock Option [Member]
Shareholders' Equity (Textual)
Award vesting period, description														Options to purchase ordinary shares generally vest over four years, with certain options to non-employee directors vesting quarterly over one year.		The options generally vest over four year, with certain options granted to non-employee directors during the fiscal year ended December 31, 2018, vesting over one year.
Shares reserved for future issuance (in shares)														9,362		52,298			1,301,521
Unrecognized cost of shares														$ 1,750
Expected term of shares														1 year 10 months 17 days		2 years
Timwell Corporation Limited [Member]
Shareholders' Equity (Textual)
Aggregate number of ordinary shares													640,000
Gross proceeds													$ 20,000
Fees and other related expenses													705
Net aggregate proceeds of after deducting fees and other related expenses													$ 4,300
Description of tranche consisting												The Company entered into a fee and release agreement with Canaccord Genuity LLC (“Canaccord Genuity”) requiring the Company to pay to Canaccord Genuity, in connection with a settlement, in addition to certain cash amounts, (i) $125 thousand in ordinary shares of the Company after the closing of the First Tranche of the Timwell transaction and (ii) $225 thousand in ordinary shares of the Company after the closing of the Second Tranche of the Timwell transaction (or such lower amount if the Second Tranche Closing is less than $10.0 million). The price per share used for calculation of the number of ordinary shares issued by the Company to Canaccord Genuity is based on the volume weighted average price of the Company’s ordinary shares as reported on the Nasdaq Capital Market for the five consecutive trading days prior to the date of issuance. The Company is also obligated to pay $100 thousand in cash following the closing of the Third Tranche of $5.0 million (or such lower amount if the Third Tranche Closing is less than $5.0 million). Following the closing of the first tranche of the Timwell transaction in May 15, 2018, the Company issued 117,891 ordinary shares to Canaccord Genuity.	The Company entered into an investment agreement with Timwell Corporation Limited, a Hong Kong corporation ("Timwell"), as amended on May 15, 2018 (the "Investment Agreement"), pursuant to which the Company agreed to issue to Timwell, in three different tranches, an aggregate of 16,000,000 ordinary shares in return for aggregate gross proceeds of $20 million. The closing of each tranche is subject to certain closing conditions. The closing of the first tranche (the "First Tranche Closing") took place on May 15, 2018, upon which Timwell received 4,000,000 ordinary shares for an aggregate purchase price of $5,000,000, and Timwell and the Company signed a registration rights agreement in the form attached to the Investment Agreement. The net aggregate proceeds of the First Tranche Closing after deducting fees and other related expenses in the amount of approximately $705 thousands were approximately $4.3 million. The remaining investment is to occur in two tranches, including $10 million for the issuance to Timwell of 8,000,000 ordinary shares (the "Second Tranche") and $5 million for the issuance to Timwell of 4,000,000 ordinary shares (the "Third Tranch"). The closing of the second and third tranches is subject to specified closing conditions, including, with respect to the second tranche, the signing of a license agreement and a supply agreement and the formation of the China JV (the "China JV") based on the JV Framework Agreement, and, with respect to the third tranche, the successful production of certain ReWalk products by the China JV. The second tranche closing was initially expected to occur by July 1, 2018 and the third tranche closing was initially expected to occur by December 31, 2018 and no later than April 1, 2019.
Kreos Capital [Member]
Shareholders' Equity (Textual)
Issuance of ordinary shares (in shares)		47,717
Exercise price per share				$ 9.64														$ 9.64
Warrants exercisable, description				Currently exercisable (in whole or in part) until the earlier of (i) December 30, 2025 or (ii) immediately prior to the consummation of a merger, consolidation, or reorganization of us with or into, or the sale or license of all or substantially all the assets or shares of us to, any other entity or person, other than a wholly-owned subsidiary of us, excluding any transaction in which our shareholders prior to the transaction will hold more than 50% of the voting and economic rights of the surviving entity after the transaction.
Drawdown amount under loan agreement		$ 8,000
ATM Offering Program [Member]
Shareholders' Equity (Textual)
Aggregate offering price			$ 25,000													$ 25,000
Stock issuance costs under equity distribution agreement as a percent of gross proceeds			3.00%													3.00%
Issuance of ordinary shares (in shares)														302,092
Price per share of shares sold under ATM offering program (in USD per share)																$ 1.09
Issuance of ordinary shares in an ATM offering of ordinary shares, gross of issuance expenses														$ 15,700		$ 1,400
Issuance of ordinary shares in an ATM offering of ordinary shares, net of issuance expenses														$ 14,500		236
Fixed commission rate														3.00%
Fixed commission amount														$ 471
Issuance expenses															$ 123	$ 211
Sale of ordinary shares																1,247,172
Proceeds percentage of sale of the ordinary shares			8.00%
Limitation on sales, description																The Company may raise up to $25 million under its ATM Offering Program pursuant to the terms of its agreement with the sales agent. However, due to limitations under the rules of Form S-3, which have applied to the Company since it filed its annual report on Form 10-K, in February 2017, as of the date of this annual report we may only issue up to approximately $13.7 million in primary offerings under our effective registration statement on Form S-3 (the "Form S-3"), including our ATM Offering Program, during any 12-month period while we remain subject to these limitations. Because we have already sold $15.7 million in the ATM Offering Program since its inception, we may only raise up to a remaining $9.3 million using the program, subject to the $13.7 million cap during any rolling 12-month period.
Fees and other related expenses														1,200
Placement agent agreement [Member]
Shareholders' Equity (Textual)
Issuance of ordinary shares (in shares)										760,000
Sale of stock price per share										$ 5.75
Total gross proceeds received from the follow-on public offering										$ 4,370
Description of wainwright or its designees warrants to purchase										The Company also issued to H.C Wainwright and/or its designees warrants to purchase up to 45,600 ordinary shares, which are immediately exercisable starting on February 25, 2019 until February 21, 2024 at $7.1875 per share.
Best efforts [Member]
Shareholders' Equity (Textual)
Issuance expenses														$ 686
Investment agreement [Member]
Shareholders' Equity (Textual)
Issuance expenses															$ 343	$ 830

[1]	On November 20, 2018, Kreos and the Company entered into the First Amendment to the Warrant to Purchase Shares (the ''Kreos Warrant Amendment''), which amended the exercise price of the warrant to purchase 6,679 ordinary shares currently held by Kreos from $241.00 to $7.50. See note 6.
[2]	Represents warrants for ordinary shares issuable upon an exercise price of $241.00 per share, which were granted on December 31, 2015 to Kreos Capital V (Expert) Fund Limited, or Kreos, in connection with a loan made by Kreos to us and are currently exercisable (in whole or in part) until the earlier of (i) December 30, 2025 or (ii) immediately prior to the consummation of a merger, consolidation, or reorganization of us with or into, or the sale or license of all or substantially all the assets or shares of us to, any other entity or person, other than a wholly-owned subsidiary of us, excluding any transaction in which our shareholders prior to the transaction will hold more than 50% of the voting and economic rights of the surviving entity after the transaction. None of these warrants had been exercised as of December 31, 2018.